Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.52%
Alphabet, Inc., Class A(b)	142,361	$18,867,103
Alphabet, Inc., Class C(b)	141,578	18,960,126
AT&T, Inc.	1,136,533	18,832,352
Charter Communications, Inc., Class A(b)	17,385	6,956,260
Comcast Corp., Class A	360,860	15,116,425
Electronic Arts, Inc.	8,100	1,117,881
Fox Corp., Class A(c)	31,876	941,617
Fox Corp., Class B	34,634	957,976
Interpublic Group of Cos., Inc. (The)	45,688	1,404,449
Live Nation Entertainment, Inc.(b)	31,989	2,694,114
Match Group, Inc.(b)	9,785	316,838
Meta Platforms, Inc., Class A(b)	54,528	17,838,835
Netflix, Inc.(b)	9,788	4,639,218
News Corp., Class A	31,476	693,731
News Corp., Class B(c)	30,588	704,748
Omnicom Group, Inc.	24,390	1,966,566
Paramount Global, Class B(c)	295,532	4,246,795
Take-Two Interactive Software, Inc.(b)	5,218	825,488
T-Mobile US, Inc.	76,904	11,570,207
Verizon Communications, Inc.	544,180	20,858,419
Walt Disney Co. (The)(b)	142,498	13,208,140
Warner Bros Discovery, Inc.(b)	498,701	5,211,425
		167,928,713
Consumer Discretionary-11.64%
Airbnb, Inc., Class A(b)(c)	8,389	1,059,866
Amazon.com, Inc.(b)	524,776	76,664,526
Aptiv PLC(b)	25,927	2,147,793
AutoZone, Inc.(b)	882	2,301,958
Bath & Body Works, Inc.	27,365	892,646
Best Buy Co., Inc.	81,658	5,792,818
Booking Holdings, Inc.(b)	829	2,591,205
BorgWarner, Inc.	56,542	1,904,900
Caesars Entertainment, Inc.(b)	27,826	1,244,379
CarMax, Inc.(b)(c)	46,661	2,983,504
Carnival Corp.(b)	153,276	2,308,337
Chipotle Mexican Grill, Inc.(b)	648	1,427,058
D.R. Horton, Inc.	39,722	5,071,308
Darden Restaurants, Inc.(c)	9,446	1,478,016
Domino’s Pizza, Inc.	1,580	620,766
eBay, Inc.	30,211	1,238,953
Etsy, Inc.(b)(c)	5,347	405,356
Expedia Group, Inc.(b)	15,147	2,062,718
Ford Motor Co.(c)	1,859,982	19,083,415
Garmin Ltd.	6,426	785,514
General Motors Co.	694,080	21,932,928
Genuine Parts Co.	20,483	2,719,733
Hasbro, Inc.(c)	10,688	496,030
Hilton Worldwide Holdings, Inc.	8,542	1,430,956
Home Depot, Inc. (The)	63,497	19,905,674
Las Vegas Sands Corp.	18,616	858,570
Lennar Corp., Class A	38,240	4,891,661
LKQ Corp.	34,262	1,525,687
Lowe’s Cos., Inc.	54,277	10,791,896
Marriott International, Inc., Class A	15,014	3,043,338
McDonald’s Corp.	11,652	3,284,000
MGM Resorts International(c)	45,490	1,794,126
Mohawk Industries, Inc.(b)	16,163	1,427,354
NIKE, Inc., Class B	70,703	7,796,420
Norwegian Cruise Line Holdings Ltd.(b)(c)	58,940	900,014
NVR, Inc.(b)	209	1,286,476
O’Reilly Automotive, Inc., Class R(b)	2,134	2,096,399
	Shares	Value
Consumer Discretionary-(continued)
Pool Corp.	2,245	$779,733
PulteGroup, Inc.	28,076	2,482,480
Ralph Lauren Corp.	7,522	973,196
Ross Stores, Inc.	21,607	2,817,121
Royal Caribbean Cruises Ltd.(b)(c)	16,529	1,776,206
Starbucks Corp.	49,519	4,917,237
Tapestry, Inc.	28,046	888,217
Tesla, Inc.(b)	50,963	12,235,197
TJX Cos., Inc. (The)	75,469	6,649,574
Tractor Supply Co.(c)	9,164	1,860,384
Ulta Beauty, Inc.(b)	3,511	1,495,651
VF Corp.	81,632	1,365,703
Whirlpool Corp.	18,799	2,047,211
Wynn Resorts Ltd.	6,928	584,862
Yum! Brands, Inc.	7,429	932,711
		260,051,781
Consumer Staples-12.86%
Altria Group, Inc.	63,328	2,662,309
Archer-Daniels-Midland Co.	171,312	12,630,834
Brown-Forman Corp., Class B	8,775	515,444
Bunge Global S.A.	76,433	8,397,694
Campbell Soup Co.	29,735	1,194,752
Church & Dwight Co., Inc.	7,934	766,662
Clorox Co. (The)	6,418	920,020
Coca-Cola Co. (The)	101,550	5,934,582
Colgate-Palmolive Co.	34,399	2,709,609
Conagra Brands, Inc.	56,605	1,601,355
Constellation Brands, Inc., Class A	5,008	1,204,374
Costco Wholesale Corp.	57,585	34,132,933
Dollar General Corp.	41,162	5,397,161
Dollar Tree, Inc.(b)(c)	34,066	4,210,217
Estee Lauder Cos., Inc. (The), Class A	13,835	1,766,591
General Mills, Inc.	40,958	2,607,386
Hershey Co. (The)	6,936	1,303,413
Hormel Foods Corp.	44,039	1,347,153
JM Smucker Co. (The)	7,988	876,523
Kellanova	35,847	1,883,401
Kenvue, Inc.	97,130	1,985,337
Keurig Dr Pepper, Inc.	58,519	1,847,445
Kimberly-Clark Corp.	21,441	2,652,895
Kraft Heinz Co. (The)	110,879	3,892,962
Kroger Co. (The)	427,487	18,924,850
Lamb Weston Holdings, Inc.	7,321	732,320
McCormick & Co., Inc.	10,837	702,563
Molson Coors Beverage Co., Class B	23,595	1,452,036
Mondelez International, Inc., Class A	65,882	4,681,575
Monster Beverage Corp.(b)	15,957	880,029
PepsiCo, Inc.	68,965	11,606,120
Philip Morris International, Inc.	47,441	4,429,092
Procter & Gamble Co. (The)	72,317	11,102,106
Sysco Corp.	146,914	10,602,783
Target Corp.	117,630	15,740,070
Tyson Foods, Inc., Class A	137,819	6,455,442
Walgreens Boots Alliance, Inc.	834,179	16,633,529
Walmart, Inc.	519,256	80,842,967
		287,226,534
Energy-7.77%
APA Corp.	27,768	999,648
Baker Hughes Co., Class A	85,036	2,869,965
Chevron Corp.	172,366	24,751,758
ConocoPhillips	72,900	8,425,053
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	36,325	$953,531
Devon Energy Corp.	42,749	1,922,423
Diamondback Energy, Inc.	7,193	1,110,671
EOG Resources, Inc.	25,646	3,156,253
EQT Corp.	28,331	1,132,107
Exxon Mobil Corp.	420,829	43,235,971
Halliburton Co.	72,872	2,698,450
Hess Corp.	9,784	1,375,239
Kinder Morgan, Inc.	129,684	2,278,548
Marathon Oil Corp.	32,724	832,171
Marathon Petroleum Corp.	135,929	20,279,248
Occidental Petroleum Corp.	64,883	3,837,829
ONEOK, Inc.(c)	39,553	2,723,224
Phillips 66	169,923	21,901,376
Pioneer Natural Resources Co.	11,527	2,670,114
Schlumberger N.V.	69,905	3,637,856
Targa Resources Corp.	26,616	2,407,417
Valero Energy Corp.	149,057	18,685,786
Williams Cos., Inc. (The)	42,720	1,571,669
		173,456,307
Financials-14.96%
Aflac, Inc.	33,743	2,790,884
Allstate Corp. (The)	69,291	9,553,150
American Express Co.	53,226	9,089,404
American International Group, Inc.	113,885	7,494,772
Ameriprise Financial, Inc.	5,600	1,979,656
Aon PLC, Class A	5,200	1,708,148
Arch Capital Group Ltd.(b)	20,423	1,709,201
Arthur J. Gallagher & Co.	5,397	1,343,853
Assurant, Inc.	10,342	1,737,663
Bank of America Corp.	720,649	21,972,588
Bank of New York Mellon Corp. (The)	81,399	3,933,200
Berkshire Hathaway, Inc., Class B(b)	123,583	44,489,880
BlackRock, Inc.	3,519	2,643,578
Blackstone, Inc., Class A	12,284	1,380,353
Brown & Brown, Inc.	7,348	549,190
Capital One Financial Corp.	60,117	6,712,664
Cboe Global Markets, Inc.	3,402	619,810
Charles Schwab Corp. (The)	56,979	3,493,952
Chubb Ltd.	30,665	7,035,471
Cincinnati Financial Corp.	11,971	1,230,499
Citigroup, Inc.	448,348	20,668,843
Citizens Financial Group, Inc.	55,548	1,514,794
CME Group, Inc., Class A	3,415	745,699
Comerica, Inc.	13,334	602,963
Discover Financial Services	27,314	2,540,202
Everest Group Ltd.	4,819	1,978,440
FactSet Research Systems, Inc.	628	284,773
Fidelity National Information Services, Inc.	35,301	2,070,051
Fifth Third Bancorp	57,130	1,653,913
Fiserv, Inc.(b)	20,384	2,662,354
FleetCor Technologies, Inc.(b)	1,820	437,710
Franklin Resources, Inc.(c)	40,441	1,002,937
Global Payments, Inc.	9,885	1,151,009
Globe Life, Inc.	6,472	796,897
Goldman Sachs Group, Inc. (The)	38,533	13,160,561
Hartford Financial Services Group, Inc. (The)	44,474	3,476,088
Huntington Bancshares, Inc.	118,606	1,335,504
Intercontinental Exchange, Inc.	10,611	1,207,956
Invesco Ltd.(d)	50,424	719,550
Jack Henry & Associates, Inc.	1,823	289,292
JPMorgan Chase & Co.	193,000	30,123,440
	Shares	Value
Financials-(continued)
KeyCorp	112,427	$1,392,971
Loews Corp.	32,128	2,258,277
M&T Bank Corp.	12,490	1,600,843
MarketAxess Holdings, Inc.	400	96,048
Marsh & McLennan Cos., Inc.	14,972	2,985,716
Mastercard, Inc., Class A	7,670	3,174,076
MetLife, Inc.	150,136	9,553,154
Moody’s Corp.	2,201	803,277
Morgan Stanley	132,061	10,477,720
MSCI, Inc.	589	306,781
Nasdaq, Inc.	15,958	891,095
Northern Trust Corp.	17,153	1,359,375
PayPal Holdings, Inc.(b)	62,253	3,586,395
PNC Financial Services Group, Inc. (The)	33,169	4,443,319
Principal Financial Group, Inc.	25,091	1,852,469
Progressive Corp. (The)	55,492	9,102,353
Prudential Financial, Inc.	91,210	8,918,514
Raymond James Financial, Inc.	16,591	1,744,544
Regions Financial Corp.	63,581	1,060,531
S&P Global, Inc.	4,158	1,729,021
State Street Corp.	29,885	2,176,226
Synchrony Financial	64,938	2,101,394
T. Rowe Price Group, Inc.	7,684	769,399
Travelers Cos., Inc. (The)	32,679	5,902,481
Truist Financial Corp.	138,297	4,444,866
U.S. Bancorp	130,635	4,979,806
Visa, Inc., Class A(c)	17,346	4,452,371
W.R. Berkley Corp.	25,182	1,826,954
Wells Fargo & Co.	408,651	18,221,748
Willis Towers Watson PLC	6,066	1,494,056
Zions Bancorporation N.A.	15,742	560,887
		334,157,559
Health Care-19.11%
Abbott Laboratories	53,840	5,614,974
AbbVie, Inc.	50,584	7,202,656
Agilent Technologies, Inc.	8,276	1,057,673
Align Technology, Inc.(b)	1,477	315,783
Amgen, Inc.	13,728	3,701,618
Baxter International, Inc.	52,111	1,880,165
Becton, Dickinson and Co.	9,596	2,266,383
Biogen, Inc.(b)	4,950	1,158,696
Bio-Rad Laboratories, Inc., Class A(b)(c)	1,033	314,982
Bio-Techne Corp.	1,993	125,360
Boston Scientific Corp.(b)	33,320	1,862,255
Bristol-Myers Squibb Co.	100,081	4,942,000
Cardinal Health, Inc.	311,249	33,328,543
Catalent, Inc.(b)(c)	11,845	460,178
Cencora, Inc.	192,992	39,248,783
Centene Corp.(b)	304,944	22,468,274
Charles River Laboratories International, Inc.(b)(c)	2,804	552,612
Cigna Group (The)	89,050	23,409,464
Cooper Cos., Inc. (The)	1,370	461,580
CVS Health Corp.	695,094	47,231,637
Danaher Corp.	16,497	3,683,945
DaVita, Inc.(b)(c)	16,471	1,671,148
DENTSPLY SIRONA, Inc.	14,629	464,471
DexCom, Inc.(b)	4,130	477,098
Edwards Lifesciences Corp.(b)	10,213	691,522
Elevance Health, Inc.	49,756	23,857,504
Eli Lilly and Co.	6,778	4,006,069
GE HealthCare Technologies, Inc.	39,391	2,696,708

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	48,305	$3,700,163
HCA Healthcare, Inc.	30,482	7,635,131
Henry Schein, Inc.(b)	23,122	1,542,931
Hologic, Inc.(b)	7,511	535,534
Humana, Inc.	28,433	13,786,024
IDEXX Laboratories, Inc.(b)	1,000	465,820
Illumina, Inc.(b)	3,740	381,293
Incyte Corp.(b)	7,387	401,410
Insulet Corp.(b)	1,139	215,374
Intuitive Surgical, Inc.(b)	3,019	938,426
IQVIA Holdings, Inc.(b)(c)	9,250	1,980,425
Johnson & Johnson	82,054	12,690,472
Laboratory Corp. of America Holdings	9,371	2,032,664
McKesson Corp.	90,983	42,812,960
Medtronic PLC	53,219	4,218,670
Merck & Co., Inc.	70,865	7,262,245
Mettler-Toledo International, Inc.(b)(c)	463	505,564
Moderna, Inc.(b)(c)	13,146	1,021,444
Molina Healthcare, Inc.(b)	13,743	5,023,891
Pfizer, Inc.	307,003	9,354,381
Quest Diagnostics, Inc.	10,005	1,372,986
Regeneron Pharmaceuticals, Inc.(b)	2,057	1,694,577
ResMed, Inc.	3,787	597,324
Revvity, Inc.	3,540	314,706
STERIS PLC	3,079	618,694
Stryker Corp.	9,064	2,685,935
Teleflex, Inc.	1,904	429,714
Thermo Fisher Scientific, Inc.	11,332	5,617,952
UnitedHealth Group, Inc.	97,740	54,047,288
Universal Health Services, Inc., Class B	14,084	1,936,268
Vertex Pharmaceuticals, Inc.(b)	3,675	1,303,927
Viatris, Inc.	206,090	1,891,906
Waters Corp.(b)(c)	1,490	418,109
West Pharmaceutical Services, Inc.	968	339,536
Zimmer Biomet Holdings, Inc.	7,972	927,223
Zoetis, Inc.	5,900	1,042,353
		426,895,401
Industrials-9.68%
3M Co.	41,945	4,155,491
A.O. Smith Corp.	7,181	541,160
Alaska Air Group, Inc.(b)	34,850	1,317,679
Allegion PLC	4,472	474,434
American Airlines Group, Inc.(b)(c)	509,618	6,334,552
AMETEK, Inc.	5,586	867,115
Automatic Data Processing, Inc.	9,699	2,229,994
Axon Enterprise, Inc.(b)	848	194,930
Boeing Co. (The)(b)	46,933	10,871,091
Broadridge Financial Solutions, Inc.	4,343	841,760
C.H. Robinson Worldwide, Inc.	31,290	2,567,345
Carrier Global Corp.	49,938	2,594,778
Caterpillar, Inc.	30,947	7,759,032
Ceridian HCM Holding, Inc.(b)(c)	2,519	173,559
Cintas Corp.	2,402	1,328,907
Copart, Inc.(b)	11,244	564,674
CSX Corp.	67,261	2,172,530
Cummins, Inc.	18,471	4,140,459
Deere & Co.	20,673	7,533,448
Delta Air Lines, Inc.	183,922	6,792,239
Dover Corp.	7,973	1,125,469
Eaton Corp. PLC	12,617	2,872,765
Emerson Electric Co.	22,274	1,980,159
Equifax, Inc.	3,441	749,140
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	14,733	$1,772,969
Fastenal Co.	17,735	1,063,568
FedEx Corp.	47,948	12,410,381
Fortive Corp.	10,291	709,873
Generac Holdings, Inc.(b)(c)	4,664	546,014
General Dynamics Corp.	25,257	6,237,721
General Electric Co.	87,001	10,596,722
Honeywell International, Inc.	26,400	5,172,288
Howmet Aerospace, Inc.	17,532	922,183
Huntington Ingalls Industries, Inc.	6,971	1,652,266
IDEX Corp.	2,074	418,284
Illinois Tool Works, Inc.	9,086	2,200,720
Ingersoll Rand, Inc.	12,437	888,375
J.B. Hunt Transport Services, Inc.	10,044	1,860,852
Jacobs Solutions, Inc.	16,345	2,078,757
Johnson Controls International PLC	62,548	3,302,534
L3Harris Technologies, Inc.	14,439	2,755,106
Leidos Holdings, Inc.	20,779	2,230,002
Lockheed Martin Corp.	21,459	9,608,696
Masco Corp.	19,641	1,189,263
Nordson Corp.	1,460	343,596
Norfolk Southern Corp.	8,705	1,899,083
Northrop Grumman Corp.	12,072	5,736,132
Old Dominion Freight Line, Inc.	1,940	754,776
Otis Worldwide Corp.	22,496	1,929,932
PACCAR, Inc.	51,952	4,770,233
Parker-Hannifin Corp.	6,273	2,717,338
Paychex, Inc.	5,563	678,519
Paycom Software, Inc.	679	123,347
Pentair PLC	8,171	527,356
Quanta Services, Inc.	11,929	2,246,350
Republic Services, Inc.	13,231	2,141,305
Robert Half, Inc.(c)	12,707	1,041,720
Rockwell Automation, Inc.	3,930	1,082,479
Rollins, Inc.	10,680	435,103
RTX Corp.(c)	114,031	9,291,246
Snap-on, Inc.	2,549	700,185
Southwest Airlines Co.(c)	114,817	2,935,871
Stanley Black & Decker, Inc.	23,889	2,171,510
Textron, Inc.	23,338	1,789,091
Trane Technologies PLC	10,956	2,469,592
TransDigm Group, Inc.	972	935,910
Union Pacific Corp.	15,754	3,548,904
United Airlines Holdings, Inc.(b)	144,512	5,693,773
United Parcel Service, Inc., Class B	80,160	12,153,058
United Rentals, Inc.	3,847	1,831,249
Veralto Corp.(b)	5,464	422,094
Verisk Analytics, Inc.	1,533	370,112
W.W. Grainger, Inc.	3,126	2,457,630
Wabtec Corp.	11,283	1,315,146
Waste Management, Inc.	17,189	2,939,147
Xylem, Inc.	8,569	900,859
		216,151,930
Information Technology-9.79%
Accenture PLC, Class A	26,337	8,773,908
Adobe, Inc.(b)	4,401	2,689,055
Advanced Micro Devices, Inc.(b)	27,804	3,368,733
Akamai Technologies, Inc.(b)	4,666	539,063
Amphenol Corp., Class A	19,621	1,785,315
Analog Devices, Inc.	9,712	1,780,986
ANSYS, Inc.(b)	934	273,998
Apple, Inc.	290,512	55,182,754

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	24,186	$3,622,579
Arista Networks, Inc.(b)	3,587	788,100
Autodesk, Inc.(b)	3,151	688,273
Broadcom, Inc.	5,568	5,154,465
Cadence Design Systems, Inc.(b)	2,191	598,735
CDW Corp.	14,159	2,985,850
Cisco Systems, Inc.	135,409	6,551,087
Cognizant Technology Solutions Corp., Class A	36,669	2,580,764
Corning, Inc.	56,630	1,613,389
Enphase Energy, Inc.(b)	3,132	316,395
EPAM Systems, Inc.(b)	2,426	626,369
F5, Inc.(b)	2,332	399,215
Fair Isaac Corp.(b)	220	239,272
First Solar, Inc.(b)	2,189	345,380
Fortinet, Inc.(b)	10,479	550,776
Gartner, Inc.(b)	2,178	947,081
Gen Digital, Inc.	24,004	530,008
Hewlett Packard Enterprise Co.	229,464	3,880,236
HP, Inc.	247,498	7,261,591
Intel Corp.	191,440	8,557,368
International Business Machines Corp.	55,207	8,753,622
Intuit, Inc.	3,527	2,015,539
Juniper Networks, Inc.	26,146	743,854
Keysight Technologies, Inc.(b)	5,657	768,730
KLA Corp.	2,855	1,554,890
Lam Research Corp.	3,502	2,507,152
Microchip Technology, Inc.	14,950	1,247,428
Micron Technology, Inc.	34,757	2,645,703
Microsoft Corp.	85,460	32,381,649
Monolithic Power Systems, Inc.	496	272,165
Motorola Solutions, Inc.	4,571	1,475,839
NetApp, Inc.	10,538	963,068
NVIDIA Corp.	9,676	4,525,465
NXP Semiconductors N.V. (China)	8,707	1,776,925
ON Semiconductor Corp.(b)	11,399	813,091
Oracle Corp.	53,292	6,193,063
Palo Alto Networks, Inc.(b)(c)	3,718	1,097,145
PTC, Inc.(b)	1,988	312,832
Qorvo, Inc.(b)	4,306	415,529
QUALCOMM, Inc.	49,025	6,326,676
Roper Technologies, Inc.	1,580	850,435
Salesforce, Inc.(b)	19,834	4,996,185
Seagate Technology Holdings PLC(c)	15,162	1,199,314
ServiceNow, Inc.(b)	1,822	1,249,418
Skyworks Solutions, Inc.	6,669	646,426
SolarEdge Technologies, Inc.(b)(c)	3,299	261,875
Synopsys, Inc.(b)	1,626	883,292
TE Connectivity Ltd.	17,185	2,251,235
Teledyne Technologies, Inc.(b)	1,854	747,088
Teradyne, Inc.(c)	3,898	359,512
Texas Instruments, Inc.	15,329	2,340,892
Trimble, Inc.(b)	9,807	455,045
Tyler Technologies, Inc.(b)	652	266,564
VeriSign, Inc.(b)	995	211,139
Western Digital Corp.(b)	38,026	1,837,036
Zebra Technologies Corp., Class A(b)	2,892	685,346
		218,661,912
Materials-3.01%
Air Products and Chemicals, Inc.	5,862	1,585,964
Albemarle Corp.(c)	6,991	847,799
Amcor PLC	213,095	2,020,141
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	6,316	$1,228,462
Ball Corp.	37,089	2,050,651
Celanese Corp.(c)	11,076	1,535,798
CF Industries Holdings, Inc.	13,979	1,050,522
Corteva, Inc.	47,392	2,142,118
Dow, Inc.	123,497	6,390,970
DuPont de Nemours, Inc.	22,258	1,592,337
Eastman Chemical Co.	16,488	1,382,189
Ecolab, Inc.	10,881	2,086,214
FMC Corp.	9,548	512,346
Freeport-McMoRan, Inc.	75,033	2,800,232
International Flavors & Fragrances, Inc.(c)	23,135	1,743,916
International Paper Co.	78,404	2,896,244
Linde PLC	11,533	4,772,009
LyondellBasell Industries N.V., Class A	58,352	5,549,275
Martin Marietta Materials, Inc.	1,995	926,857
Mosaic Co. (The)	59,961	2,152,000
Newmont Corp.	38,839	1,560,939
Nucor Corp.	30,637	5,207,371
Packaging Corp. of America	7,374	1,238,906
PPG Industries, Inc.	17,801	2,527,564
Sealed Air Corp.	21,864	729,820
Sherwin-Williams Co. (The)	11,392	3,176,090
Steel Dynamics, Inc.(c)	26,774	3,189,587
Vulcan Materials Co.	4,677	998,820
WestRock Co.	80,914	3,331,229
		67,226,370
Real Estate-0.90%
Alexandria Real Estate Equities, Inc.(c)	3,207	350,846
American Tower Corp.	8,157	1,703,018
AvalonBay Communities, Inc.(c)	2,140	370,092
Boston Properties, Inc.	6,456	367,540
Camden Property Trust	2,125	191,803
CBRE Group, Inc., Class A(b)	48,828	3,855,459
CoStar Group, Inc.(b)(c)	3,743	310,819
Crown Castle, Inc.	9,677	1,134,919
Digital Realty Trust, Inc.	5,307	736,505
Equinix, Inc.	1,350	1,100,263
Equity Residential	5,957	338,596
Essex Property Trust, Inc.	1,018	217,302
Extra Space Storage, Inc.	2,147	279,475
Federal Realty Investment Trust	1,474	140,900
Healthpeak Properties, Inc.	13,753	238,202
Host Hotels & Resorts, Inc.	43,676	763,020
Invitation Homes, Inc.	8,938	298,172
Iron Mountain, Inc.	11,188	717,710
Kimco Realty Corp.	12,245	236,573
Mid-America Apartment Communities, Inc.	2,065	257,051
Prologis, Inc.	8,478	974,377
Public Storage	2,157	558,145
Realty Income Corp.	8,930	481,863
Regency Centers Corp.	2,658	166,869
SBA Communications Corp., Class A	1,718	424,277
Simon Property Group, Inc.	6,376	796,299
UDR, Inc.(c)	5,528	184,635
Ventas, Inc.(c)	13,490	618,382
VICI Properties, Inc.	14,181	423,870
Welltower, Inc.	10,080	898,128
Weyerhaeuser Co.	33,290	1,043,641
		20,178,751

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-2.64%
AES Corp. (The)(c)	100,651	$1,732,204
Alliant Energy Corp.	11,045	558,546
Ameren Corp.	13,837	1,073,613
American Electric Power Co., Inc.	34,182	2,719,178
American Water Works Co., Inc.	3,975	524,064
Atmos Energy Corp.	5,203	592,153
CenterPoint Energy, Inc.	43,878	1,240,431
CMS Energy Corp.	19,521	1,108,012
Consolidated Edison, Inc.	23,453	2,113,350
Constellation Energy Corp.	30,552	3,698,014
Dominion Energy, Inc.	50,419	2,285,998
DTE Energy Co.	20,872	2,172,984
Duke Energy Corp.	43,193	3,985,850
Edison International	32,985	2,209,665
Entergy Corp.	18,737	1,900,119
Evergy, Inc.	14,497	739,927
Eversource Energy	27,371	1,626,111
Exelon Corp.	66,189	2,548,938
FirstEnergy Corp.	48,500	1,791,590
NextEra Energy, Inc.	45,696	2,673,673
NiSource, Inc.	29,125	746,765
NRG Energy, Inc.	102,055	4,882,311
PG&E Corp.(b)	177,011	3,039,279
Pinnacle West Capital Corp.	7,934	594,574
PPL Corp.	46,945	1,226,203
Public Service Enterprise Group, Inc.	23,634	1,475,471
Sempra	33,886	2,469,273
	Shares	Value
Utilities-(continued)
Southern Co. (The)	54,910	$3,897,512
WEC Energy Group, Inc.	14,662	1,226,036
Xcel Energy, Inc.	35,808	2,178,559
		59,030,403
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $1,949,100,446)		2,230,965,661
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.16%
Invesco Private Government Fund, 5.32%(d)(e)(f)	11,102,382	11,102,382
Invesco Private Prime Fund, 5.55%(d)(e)(f)	37,230,072	37,244,964
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,342,306)		48,347,346
TOTAL INVESTMENTS IN SECURITIES-102.04% (Cost $1,997,442,752)		2,279,313,007
OTHER ASSETS LESS LIABILITIES-(2.04)%		(45,615,115)
NET ASSETS-100.00%		$2,233,697,892

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Ltd.	$695,991	$101,312	$(5,159)	$(73,768)	$1,174	$719,550	$9,846
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	10,599,003	(10,599,003)	-	-	-	7,348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,906,620	46,069,073	(51,873,311)	-	-	11,102,382	222,636*
Invesco Private Prime Fund	43,474,166	101,175,467	(107,423,470)	5,300	13,501	37,244,964	609,218*
Total	$61,076,777	$157,944,855	$(169,900,943)	$(68,468)	$14,675	$49,066,896	$849,048

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.16%
Cable One, Inc.	703	$374,052
Frontier Communications Parent, Inc.(b)(c)	100,861	2,207,847
Iridium Communications, Inc.	4,214	160,553
New York Times Co. (The), Class A	13,841	650,389
Nexstar Media Group, Inc., Class A	10,179	1,444,706
TEGNA, Inc.	55,481	850,524
TKO Group Holdings, Inc.	3,528	272,820
Ziff Davis, Inc.(b)(c)	5,493	350,563
ZoomInfo Technologies, Inc., Class A(b)	17,618	253,171
		6,564,625
Consumer Discretionary-22.48%
Adient PLC(b)(c)	104,583	3,367,573
Aramark(c)	130,021	3,641,888
Autoliv, Inc. (Sweden)	25,537	2,646,144
AutoNation, Inc.(b)	45,463	6,149,780
Boyd Gaming Corp.	14,763	871,755
Brunswick Corp.(c)	22,865	1,803,363
Capri Holdings Ltd.(b)	26,933	1,304,635
Carter’s, Inc.(c)	11,905	811,802
Choice Hotels International, Inc.(c)	3,049	336,244
Churchill Downs, Inc.	4,774	552,686
Columbia Sportswear Co.(c)	12,927	1,012,572
Crocs, Inc.(b)(c)	10,810	1,141,644
Deckers Outdoor Corp.(b)	1,813	1,203,778
Dick’s Sporting Goods, Inc.(c)	29,392	3,823,899
Five Below, Inc.(b)(c)	5,212	982,254
Fox Factory Holding Corp.(b)(c)	4,088	255,541
GameStop Corp., Class A(b)(c)	84,839	1,234,407
Gap, Inc. (The)(c)	347,565	6,975,630
Gentex Corp.	17,208	523,295
Goodyear Tire & Rubber Co. (The)(b)	417,803	5,803,284
Graham Holdings Co., Class B	1,915	1,200,992
Grand Canyon Education, Inc.(b)	2,136	292,034
H&R Block, Inc.	22,814	1,036,212
Harley-Davidson, Inc.	46,673	1,399,723
Helen of Troy Ltd.(b)(c)	4,545	477,361
Hilton Grand Vacations, Inc.(b)(c)	25,048	858,144
KB Home	35,729	1,861,481
Lear Corp.	41,275	5,520,531
Leggett & Platt, Inc.(c)	47,778	1,092,683
Light & Wonder, Inc.(b)	9,252	818,062
Lithia Motors, Inc., Class A(c)	25,602	6,835,478
Macy’s, Inc.(c)	536,134	8,503,085
Marriott Vacations Worldwide Corp.	11,973	872,832
Mattel, Inc.(b)(c)	60,973	1,158,487
Murphy USA, Inc.	18,424	6,808,589
Nordstrom, Inc.(c)	262,521	4,100,578
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,550	479,918
Penn Entertainment, Inc.(b)(c)	76,682	1,883,310
Penske Automotive Group, Inc.(c)	46,697	6,971,862
Planet Fitness, Inc., Class A(b)(c)	4,548	308,991
Polaris, Inc.	21,845	1,801,557
PVH Corp.	29,703	2,904,359
RH(b)(c)	2,802	756,456
Service Corp. International(c)	17,166	1,051,761
Skechers U.S.A., Inc., Class A(b)(c)	41,132	2,423,086
Taylor Morrison Home Corp., Class A(b)	46,219	2,084,477
Tempur Sealy International, Inc.	28,861	1,163,676
Texas Roadhouse, Inc.	11,139	1,253,806
Thor Industries, Inc.(c)	31,837	3,154,092
Toll Brothers, Inc.	34,246	2,941,389
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	4,736	$1,400,814
Topgolf Callaway Brands Corp.(b)(c)	65,690	805,359
Travel + Leisure Co.	24,161	861,098
Under Armour, Inc., Class A(b)(c)	103,858	845,404
Under Armour, Inc., Class C(b)(c)	114,155	874,427
Vail Resorts, Inc.	2,992	650,192
Valvoline, Inc.(c)	10,618	363,560
Visteon Corp.(b)	7,566	897,857
Wendy’s Co. (The)	28,418	532,837
Williams-Sonoma, Inc.(c)	14,901	2,794,534
Wingstop, Inc.	657	157,917
Wyndham Hotels & Resorts, Inc.	4,773	369,144
YETI Holdings, Inc.(b)(c)	8,638	368,324
		127,378,653
Consumer Staples-9.65%
BellRing Brands, Inc.(b)	9,972	527,519
BJ’s Wholesale Club Holdings, Inc.(b)(c)	75,327	4,864,618
Boston Beer Co., Inc. (The), Class A(b)	1,418	503,050
Casey’s General Stores, Inc.	16,187	4,457,900
Celsius Holdings, Inc.(b)(c)	3,663	181,355
Coca-Cola Consolidated, Inc.	2,589	1,901,672
Coty, Inc., Class A(b)(c)	127,376	1,452,086
Darling Ingredients, Inc.(b)	31,145	1,366,331
Flowers Foods, Inc.	56,362	1,172,893
Grocery Outlet Holding Corp.(b)(c)	32,243	909,575
Ingredion, Inc.	21,090	2,161,514
Lancaster Colony Corp.	2,946	488,741
Performance Food Group Co.(b)	251,109	16,334,641
Pilgrim’s Pride Corp.(b)(c)	180,187	4,605,580
Post Holdings, Inc.(b)(c)	19,762	1,688,268
Sprouts Farmers Market, Inc.(b)(c)	42,952	1,850,372
US Foods Holding Corp.(b)	232,753	10,201,564
		54,667,679
Energy-6.48%
Antero Midstream Corp.(c)	23,149	308,345
Antero Resources Corp.(b)	64,866	1,532,784
ChampionX Corp.	26,626	780,674
Chesapeake Energy Corp.(c)	31,354	2,518,040
Chord Energy Corp.	6,469	1,048,884
CNX Resources Corp.(b)(c)	32,780	683,791
DT Midstream, Inc.(c)	4,581	262,445
Equitrans Midstream Corp.	37,770	354,283
HF Sinclair Corp.	148,717	7,804,668
Matador Resources Co.(c)	11,335	656,070
Murphy Oil Corp.	21,202	906,809
NOV, Inc.	98,409	1,852,057
Ovintiv, Inc.	64,933	2,879,129
PBF Energy, Inc., Class A	201,651	8,953,304
Permian Resources Corp.(c)	46,247	607,686
Range Resources Corp.(c)	32,526	1,057,095
Southwestern Energy Co.(b)	440,277	2,901,425
Valaris Ltd.(b)	6,186	424,360
Weatherford International PLC(b)(c)	13,160	1,193,480
		36,725,329
Financials-11.11%
Affiliated Managers Group, Inc.	4,309	584,085
Ally Financial, Inc.(c)	132,400	3,868,728
American Financial Group, Inc.	17,332	1,982,607
Annaly Capital Management, Inc.	70,270	1,269,779
Associated Banc-Corp	28,819	511,249
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Bank OZK(c)	12,066	$505,083
Brighthouse Financial, Inc.(b)	18,201	946,998
Cadence Bank(c)	28,948	725,147
CNO Financial Group, Inc.	43,694	1,157,891
Columbia Banking System, Inc.	20,888	468,518
Commerce Bancshares, Inc.	9,531	481,983
Cullen/Frost Bankers, Inc.	6,710	659,526
East West Bancorp, Inc.	16,212	1,020,059
Erie Indemnity Co., Class A	2,829	836,366
Essent Group Ltd.	5,125	247,743
Euronet Worldwide, Inc.(b)(c)	11,050	963,781
Evercore, Inc., Class A	4,627	682,714
F.N.B. Corp.	46,401	556,348
Federated Hermes, Inc., Class B	11,660	371,021
Fidelity National Financial, Inc.(c)	68,795	3,084,768
First American Financial Corp.	28,438	1,694,905
First Financial Bankshares, Inc.(c)	5,713	149,966
First Horizon Corp.	92,700	1,185,633
FirstCash Holdings, Inc.	8,645	968,240
Glacier Bancorp, Inc.	9,313	313,196
Hancock Whitney Corp.	11,550	476,438
Hanover Insurance Group, Inc. (The)	14,377	1,787,061
Home BancShares, Inc.(c)	15,015	333,033
Interactive Brokers Group, Inc., Class A	17,372	1,352,236
International Bancshares Corp.	5,107	229,151
Janus Henderson Group PLC(c)	20,037	524,769
Jefferies Financial Group, Inc.	55,747	1,975,674
Kemper Corp.	28,897	1,278,114
Kinsale Capital Group, Inc.	632	221,263
MGIC Investment Corp.	17,292	304,166
Morningstar, Inc.	1,995	565,303
New York Community Bancorp, Inc.	138,918	1,307,218
Old National Bancorp	37,798	562,812
Old Republic International Corp.	73,021	2,140,246
Pinnacle Financial Partners, Inc.	8,274	600,444
Primerica, Inc.	3,614	757,169
Prosperity Bancshares, Inc.	6,560	395,634
Reinsurance Group of America, Inc.	30,610	4,991,267
RenaissanceRe Holdings Ltd. (Bermuda)	9,687	2,076,505
RLI Corp.	2,687	364,357
SEI Investments Co.	7,968	467,483
Selective Insurance Group, Inc.	10,280	1,045,373
SLM Corp.	47,726	717,322
South State Corp.(c)	7,462	552,561
Starwood Property Trust, Inc.(c)	23,787	472,648
Stifel Financial Corp.	19,554	1,193,185
Synovus Financial Corp.(c)	26,809	825,449
Texas Capital Bancshares, Inc.(b)	6,687	366,983
UMB Financial Corp.	8,646	619,572
United Bankshares, Inc.	12,284	406,723
Unum Group	65,335	2,809,405
Valley National Bancorp(c)	82,874	754,153
Voya Financial, Inc.(c)	25,238	1,804,769
Webster Financial Corp.	21,795	977,506
Western Union Co. (The)	89,114	1,036,396
WEX, Inc.(b)(c)	3,230	570,353
Wintrust Financial Corp.	9,600	822,432
		62,921,507
Health Care-3.67%
Acadia Healthcare Co., Inc.(b)	9,927	724,572
Amedisys, Inc.(b)	6,204	580,570
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,192	46,470
	Shares	Value
Health Care-(continued)
Azenta, Inc.(b)(c)	3,101	$174,803
Bruker Corp.	11,427	743,783
Chemed Corp.	1,134	642,978
Doximity, Inc., Class A(b)(c)	4,916	114,297
Encompass Health Corp.	17,008	1,108,411
Enovis Corp.(b)(c)	7,802	385,887
Envista Holdings Corp.(b)(c)	22,275	505,420
Exelixis, Inc.(b)	19,997	436,134
Globus Medical, Inc., Class A(b)	5,564	249,935
Haemonetics Corp.(b)	3,556	287,574
Halozyme Therapeutics, Inc.(b)(c)	5,207	201,042
HealthEquity, Inc.(b)(c)	3,398	227,734
Inari Medical, Inc.(b)(c)	1,699	101,413
Integra LifeSciences Holdings Corp.(b)(c)	10,332	404,911
Jazz Pharmaceuticals PLC(b)(c)	7,129	842,862
Lantheus Holdings, Inc.(b)(c)	4,364	312,550
LivaNova PLC(b)(c)	5,212	233,758
Masimo Corp.(b)(c)	5,365	503,022
Medpace Holdings, Inc.(b)(c)	1,600	433,152
Neogen Corp.(b)(c)	10,844	184,023
Neurocrine Biosciences, Inc.(b)	3,979	463,912
Option Care Health, Inc.(b)	31,144	926,534
Patterson Cos., Inc.	58,385	1,483,563
Penumbra, Inc.(b)(c)	829	184,113
Perrigo Co. PLC	35,410	1,078,589
Progyny, Inc.(b)(c)	6,792	233,373
QuidelOrtho Corp.(b)(c)	11,005	756,374
R1 RCM, Inc.(b)(c)	32,748	346,474
Repligen Corp.(b)(c)	1,164	183,039
Shockwave Medical, Inc.(b)	693	120,963
Sotera Health Co.(b)(c)	17,505	238,943
Tenet Healthcare Corp.(b)	69,063	4,766,038
United Therapeutics Corp.(b)	2,434	584,160
		20,811,376
Industrials-19.35%
Acuity Brands, Inc.(c)	6,599	1,182,937
Advanced Drainage Systems, Inc.	6,257	757,785
AECOM	42,655	3,790,323
AGCO Corp.	29,705	3,372,409
ASGN, Inc.(b)	15,263	1,362,070
Avis Budget Group, Inc.(b)(c)	15,605	2,853,374
Brink’s Co. (The)	16,175	1,276,208
Builders FirstSource, Inc.(b)	34,366	4,608,824
BWX Technologies, Inc.	8,365	652,721
CACI International, Inc., Class A(b)	5,480	1,758,806
Carlisle Cos., Inc.	6,152	1,725,082
Chart Industries, Inc.(b)(c)	3,400	442,102
Clean Harbors, Inc.(b)(c)	8,370	1,353,094
Concentrix Corp.(c)	23,256	2,185,831
Crane Co.	7,208	761,741
Curtiss-Wright Corp.	3,535	756,137
Donaldson Co., Inc.	14,365	873,967
EMCOR Group, Inc.	13,634	2,897,498
EnerSys	9,863	872,678
Esab Corp.	9,999	771,423
ExlService Holdings, Inc.(b)(c)	13,577	385,179
Exponent, Inc.	1,558	119,904
Flowserve Corp.(c)	25,597	979,341
Fluor Corp.(b)	111,231	4,230,115
Fortune Brands Innovations, Inc.	21,331	1,459,680
FTI Consulting, Inc.(b)	4,754	1,048,067
GATX Corp.	3,050	332,450

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Genpact Ltd.	30,771	$1,044,983
Graco, Inc.	7,466	603,103
GXO Logistics, Inc.(b)(c)	40,425	2,274,310
Hertz Global Holdings, Inc.(b)(c)	145,791	1,215,897
Hexcel Corp.	6,194	429,306
Insperity, Inc.	16,810	1,912,137
ITT, Inc.	8,155	882,942
KBR, Inc.	28,998	1,498,327
Kirby Corp.(b)	9,278	712,087
Knight-Swift Transportation Holdings, Inc.	33,886	1,822,389
Landstar System, Inc.	8,878	1,532,787
Lennox International, Inc.	3,215	1,307,412
Lincoln Electric Holdings, Inc.	5,699	1,128,744
ManpowerGroup, Inc.	67,470	5,006,949
MasTec, Inc.(b)	31,037	1,882,084
Maximus, Inc.	15,880	1,325,821
MDU Resources Group, Inc.	83,267	1,593,730
Middleby Corp. (The)(b)(c)	7,628	962,882
MSA Safety, Inc.	2,515	437,962
MSC Industrial Direct Co., Inc., Class A	10,799	1,052,039
nVent Electric PLC	13,600	724,200
Oshkosh Corp.	22,796	2,217,823
Owens Corning	17,621	2,389,055
Paylocity Holding Corp.(b)	1,573	246,442
RBC Bearings, Inc.(b)(c)	1,616	416,508
Regal Rexnord Corp.	9,147	1,095,811
Ryder System, Inc.	31,762	3,402,981
Saia, Inc.(b)	1,664	649,609
Science Applications International Corp.	18,192	2,135,923
Sensata Technologies Holding PLC	28,884	939,019
Simpson Manufacturing Co., Inc.	3,625	605,266
Stericycle, Inc.(b)(c)	15,895	746,588
Sunrun, Inc.(b)(c)	44,991	580,384
Terex Corp.	21,960	1,087,020
Tetra Tech, Inc.	6,959	1,100,566
Timken Co. (The)	16,794	1,215,886
Toro Co. (The)(c)	15,143	1,256,869
Trex Co., Inc.(b)	3,763	264,426
UFP Industries, Inc.	20,718	2,271,314
Valmont Industries, Inc.(c)	4,645	1,019,903
Vestis Corp.(b)(c)	65,037	1,190,827
Watsco, Inc.(c)	5,327	2,036,139
Watts Water Technologies, Inc., Class A	2,857	550,001
Werner Enterprises, Inc.(c)	21,844	873,978
WESCO International, Inc.	36,549	5,696,162
Woodward, Inc.	5,644	762,956
XPO, Inc.(b)	31,568	2,723,687
		109,634,980
Information Technology-11.59%
Allegro MicroSystems, Inc. (Japan)(b)(c)	7,693	209,403
Amkor Technology, Inc.	78,688	2,216,641
Arrow Electronics, Inc.(b)	73,558	8,721,036
Aspen Technology, Inc.(b)(c)	1,389	261,493
Avnet, Inc.	143,287	6,700,100
Belden, Inc.	7,160	475,710
Blackbaud, Inc.(b)	3,832	288,320
Calix, Inc.(b)	5,484	211,628
Ciena Corp.(b)(c)	22,690	1,040,336
Cirrus Logic, Inc.(b)	6,401	485,900
Cognex Corp.	5,272	198,754
Coherent Corp.(b)	40,363	1,484,955
CommVault Systems, Inc.(b)	2,980	219,268
	Shares	Value
Information Technology-(continued)
Crane NXT Co.	12,803	$658,842
Dolby Laboratories, Inc., Class A	3,979	342,711
Dropbox, Inc., Class A(b)	22,529	634,867
Dynatrace, Inc.(b)	6,644	355,786
GoDaddy, Inc., Class A(b)	14,381	1,438,963
IPG Photonics Corp.(b)(c)	3,471	332,383
Jabil, Inc.	85,217	9,827,224
Kyndryl Holdings, Inc.(b)	259,556	4,679,795
Lattice Semiconductor Corp.(b)	2,001	117,159
Littelfuse, Inc.	2,548	593,174
Lumentum Holdings, Inc.(b)	9,170	392,476
MACOM Technology Solutions Holdings, Inc.(b)(c)	2,206	185,260
Manhattan Associates, Inc.(b)	1,094	244,017
MKS Instruments, Inc.	10,716	884,606
NCR Voyix Corp.(b)(c)	74,392	1,166,467
Novanta, Inc.(b)	1,449	209,294
Power Integrations, Inc.	1,656	126,535
Qualys, Inc.(b)	870	160,811
Silicon Laboratories, Inc.(b)(c)	2,088	220,013
Super Micro Computer, Inc.(b)(c)	6,580	1,799,433
Synaptics, Inc.(b)	4,034	408,402
TD SYNNEX Corp.	159,185	15,702,008
Teradata Corp.(b)	10,568	499,338
Universal Display Corp.(c)	988	167,170
Vishay Intertechnology, Inc.	37,494	833,492
Vontier Corp.	27,490	927,238
Wolfspeed, Inc.(b)(c)	5,697	209,991
		65,630,999
Materials-9.45%
Alcoa Corp.(c)	101,914	2,737,410
AptarGroup, Inc.	7,005	888,865
Ashland, Inc.	7,184	574,145
Avient Corp.	22,618	776,928
Axalta Coating Systems Ltd.(b)	48,524	1,527,050
Berry Global Group, Inc.	54,413	3,597,788
Cabot Corp.	15,062	1,143,206
Chemours Co. (The)	51,056	1,400,466
Cleveland-Cliffs, Inc.(b)(c)	400,136	6,866,334
Commercial Metals Co.	43,654	1,978,836
Crown Holdings, Inc.(c)	35,598	3,061,784
Eagle Materials, Inc.	3,139	568,316
Graphic Packaging Holding Co.	113,526	2,573,634
Greif, Inc., Class A	20,297	1,418,760
Knife River Corp.(b)	12,360	737,645
Louisiana-Pacific Corp.	11,882	724,683
MP Materials Corp.(b)(c)	4,498	71,383
NewMarket Corp.	1,578	837,145
Olin Corp.	40,371	1,903,089
Reliance Steel & Aluminum Co.	15,073	4,148,994
Royal Gold, Inc.(c)	1,449	176,488
RPM International, Inc.(c)	19,066	1,962,463
Scotts Miracle-Gro Co. (The)	17,884	995,424
Silgan Holdings, Inc.	38,139	1,591,159
Sonoco Products Co.	33,066	1,823,921
United States Steel Corp.(c)	160,230	5,752,257
Westlake Corp.	28,780	3,695,064
		53,533,237
Real Estate-2.20%
Agree Realty Corp.	2,110	124,933
Apartment Income REIT Corp.(c)	6,617	205,921

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	14,469	$311,373
COPT Defense Properties(c)	7,047	170,537
Cousins Properties, Inc.	8,873	182,074
CubeSmart(c)	6,620	263,211
EastGroup Properties, Inc.	623	108,246
EPR Properties	3,980	177,588
Equity LifeStyle Properties, Inc.	5,843	415,437
First Industrial Realty Trust, Inc.	2,998	141,056
Gaming and Leisure Properties, Inc.	7,300	341,129
Healthcare Realty Trust, Inc.(c)	20,311	310,149
Independence Realty Trust, Inc.(c)	10,421	141,934
Jones Lang LaSalle, Inc.(b)(c)	31,835	4,950,979
Kilroy Realty Corp.	7,848	258,827
Kite Realty Group Trust	9,476	200,133
Lamar Advertising Co., Class A(c)	6,210	629,011
Medical Properties Trust, Inc.(c)	55,130	267,381
National Storage Affiliates Trust(c)	6,388	212,018
NNN REIT, Inc.	5,439	220,932
Omega Healthcare Investors, Inc.(c)	6,870	218,123
Park Hotels & Resorts, Inc.(c)	54,193	803,682
Physicians Realty Trust	10,332	120,678
PotlatchDeltic Corp.(c)	5,949	272,702
Rayonier, Inc.	7,175	220,129
Rexford Industrial Realty, Inc.	3,510	172,762
Sabra Health Care REIT, Inc.	12,270	179,142
Spirit Realty Capital, Inc.(c)	5,118	211,373
STAG Industrial, Inc.	4,766	170,861
Vornado Realty Trust(c)	18,668	439,445
		12,441,766
Utilities-2.80%
ALLETE, Inc.	9,037	501,373
Black Hills Corp.	12,335	636,363
Essential Utilities, Inc.	16,228	577,879
IDACORP, Inc.(c)	4,849	467,929
National Fuel Gas Co.	13,313	676,167
New Jersey Resources Corp.	14,570	614,854
NorthWestern Energy Group, Inc.(c)	7,758	390,305
OGE Energy Corp.(c)	23,524	824,516
	Shares	Value
Utilities-(continued)
ONE Gas, Inc.	9,133	$526,335
Ormat Technologies, Inc.(c)	2,665	179,408
PNM Resources, Inc.(c)	13,585	564,728
Portland General Electric Co.	15,845	650,596
Southwest Gas Holdings, Inc.(c)	23,167	1,369,401
Spire, Inc.	11,710	714,427
UGI Corp.	116,412	2,559,900
Vistra Corp.	129,895	4,599,582
		15,853,763
Total Common Stocks & Other Equity Interests (Cost $516,927,828)		566,163,914
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $246,994)	246,994	246,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $517,174,822)		566,410,908
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.73%
Invesco Private Government Fund, 5.32%(d)(e)(f)	29,873,711	29,873,711
Invesco Private Prime Fund, 5.55%(d)(e)(f)	76,190,156	76,220,632
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,077,111)		106,094,343
TOTAL INVESTMENTS IN SECURITIES-118.71% (Cost $623,251,933)		672,505,251
OTHER ASSETS LESS LIABILITIES-(18.71)%		(105,978,929)
NET ASSETS-100.00%		$566,526,322

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,285	$2,054,803	$(2,064,094)	$-	$-	$246,994	$1,750
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,813,137	$56,465,524	$(46,404,950)	$-	$-	$29,873,711	$346,459*
Invesco Private Prime Fund	50,948,068	108,809,924	(83,563,750)	18,878	7,512	76,220,632	934,153*
Total	$71,017,490	$167,330,251	$(132,032,794)	$18,878	$7,512	$106,341,337	$1,282,362

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.66%
AMC Networks, Inc., Class A(b)	325,695	$4,963,592
ATN International, Inc.	24,463	744,654
Cargurus, Inc.(b)	73,639	1,592,075
Cars.com, Inc.(b)	40,215	748,803
Cinemark Holdings, Inc.(b)(c)	192,292	2,740,161
Cogent Communications Holdings, Inc.	11,274	719,958
Consolidated Communications Holdings, Inc.(b)	364,600	1,567,780
DISH Network Corp., Class A(b)(c)	2,848,891	10,426,941
E.W. Scripps Co. (The), Class A(b)(c)	440,892	3,046,564
Gogo, Inc.(b)(c)	38,197	383,116
John Wiley & Sons, Inc., Class A(c)	62,110	1,876,343
Lumen Technologies, Inc.(b)(c)	12,287,358	16,096,439
Madison Square Garden Sports Corp., Class A(b)	5,808	982,656
Marcus Corp. (The)(c)	52,486	730,080
QuinStreet, Inc.(b)	67,773	846,485
Scholastic Corp.	46,864	1,780,363
Shenandoah Telecommunications Co.(c)	14,694	327,235
Shutterstock, Inc.	23,285	1,022,444
TechTarget, Inc.(b)(c)	9,352	276,819
Telephone & Data Systems, Inc.	328,595	6,473,322
Thryv Holdings, Inc.(b)(c)	59,458	1,057,758
TripAdvisor, Inc.(b)(c)	120,233	2,143,754
Yelp, Inc.(b)	32,618	1,425,733
		61,973,075
Consumer Discretionary-24.88%
Abercrombie & Fitch Co., Class A(b)(c)	80,396	6,101,252
Academy Sports & Outdoors, Inc.(c)	136,688	6,953,319
Adtalem Global Education, Inc.(b)	36,609	2,085,615
Advance Auto Parts, Inc.(c)	194,654	9,886,477
American Axle & Manufacturing Holdings, Inc.(b)	882,457	6,141,901
American Eagle Outfitters, Inc.(c)	348,899	6,639,548
America’s Car-Mart, Inc.(b)(c)	16,594	1,325,363
Asbury Automotive Group, Inc.(b)(c)	74,992	15,734,821
BJ’s Restaurants, Inc.(b)(c)	53,516	1,601,734
Bloomin’ Brands, Inc.(c)	189,838	4,430,819
Boot Barn Holdings, Inc.(b)(c)	21,948	1,608,349
Brinker International, Inc.(b)(c)	147,854	5,324,223
Buckle, Inc. (The)(c)	43,759	1,687,347
Caleres, Inc.(c)	115,435	3,504,607
Cavco Industries, Inc.(b)(c)	8,215	2,323,038
Century Communities, Inc.	61,389	4,428,602
Cheesecake Factory, Inc. (The)	126,695	3,971,888
Chico’s FAS, Inc.(b)(c)	526,784	3,971,951
Chuy’s Holdings, Inc.(b)(c)	13,407	471,926
Cracker Barrel Old Country Store, Inc.(c)	51,892	3,483,510
Dana, Inc.	752,112	9,935,400
Dave & Buster’s Entertainment, Inc.(b)(c)	68,960	2,830,118
Designer Brands, Inc., Class A(c)	303,748	3,535,627
Dine Brands Global, Inc.(c)	17,996	782,286
Dorman Products, Inc.(b)	26,561	1,913,454
Ethan Allen Interiors, Inc.(c)	28,540	766,014
Foot Locker, Inc.(c)	512,771	13,808,923
Frontdoor, Inc.(b)	60,241	2,068,074
Gentherm, Inc.(b)(c)	27,676	1,270,882
G-III Apparel Group Ltd.(b)(c)	149,688	4,306,524
Golden Entertainment, Inc.	37,207	1,326,057
Green Brick Partners, Inc.(b)	42,812	2,031,429
Group 1 Automotive, Inc.	72,197	20,366,774
	Shares	Value
Consumer Discretionary-(continued)
Guess?, Inc.	131,635	$2,898,603
Hanesbrands, Inc.(c)	1,415,492	5,152,391
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 11/28/2023; Cost $1,016,787)(d)	36,030	1,129,180
Hibbett, Inc.	44,396	2,776,970
Installed Building Products, Inc.(c)	22,673	3,412,513
iRobot Corp.(b)(c)	30,170	1,089,439
Jack in the Box, Inc.(c)	24,789	1,792,245
Kontoor Brands, Inc.	66,743	3,668,863
La-Z-Boy, Inc.(c)	82,977	2,919,961
LCI Industries	38,475	4,174,922
Leslie’s, Inc.(b)(c)	295,193	1,455,301
LGI Homes, Inc.(b)(c)	20,013	2,362,935
M.D.C. Holdings, Inc.	124,601	5,514,840
M/I Homes, Inc.(b)	50,869	5,367,188
MarineMax, Inc.(b)(c)	82,278	2,454,353
Meritage Homes Corp.	54,213	7,660,297
Mister Car Wash, Inc.(b)(c)	150,932	1,098,785
Monarch Casino & Resort, Inc.	8,385	527,249
Monro, Inc.(c)	45,629	1,319,591
Movado Group, Inc.(c)	27,961	731,180
National Vision Holdings, Inc.(b)(c)	138,174	2,549,310
Newell Brands, Inc.	965,003	7,362,973
ODP Corp. (The)(b)	193,904	8,832,327
Oxford Industries, Inc.(c)	18,066	1,633,708
Papa John’s International, Inc.(c)	30,440	1,985,906
Patrick Industries, Inc.	56,467	4,632,553
Perdoceo Education Corp.	48,952	852,744
Phinia, Inc.	139,615	3,560,182
Sabre Corp.(b)(c)	608,608	2,148,386
Sally Beauty Holdings, Inc.(b)(c)	457,207	4,421,192
Shake Shack, Inc., Class A(b)(c)	16,669	1,009,475
Shoe Carnival, Inc.(c)	64,070	1,556,260
Signet Jewelers Ltd.(c)	112,866	9,275,328
Six Flags Entertainment Corp.(b)(c)	62,645	1,559,861
Sleep Number Corp.(b)(c)	88,513	897,522
Sonic Automotive, Inc., Class A(c)	305,165	15,645,810
Sonos, Inc.(b)(c)	140,229	2,117,458
Standard Motor Products, Inc.	43,987	1,582,212
Steven Madden Ltd.(c)	64,245	2,436,170
Strategic Education, Inc.	15,808	1,406,438
Stride, Inc.(b)(c)	46,707	2,829,510
Sturm Ruger & Co., Inc.	12,595	553,676
Tri Pointe Homes, Inc.(b)	159,818	4,663,489
Upbound Group, Inc.(c)	149,503	4,350,537
Urban Outfitters, Inc.(b)	172,982	6,175,457
Victoria’s Secret & Co.(b)(c)	417,870	11,261,596
Vista Outdoor, Inc.(b)(c)	116,016	3,272,811
Winnebago Industries, Inc.(c)	71,604	4,627,767
Wolverine World Wide, Inc.(c)	352,188	3,018,251
XPEL, Inc.(b)(c)(e)	5,123	234,121
		330,577,688
Consumer Staples-8.14%
Andersons, Inc. (The)	373,532	18,624,306
B&G Foods, Inc.(c)	216,281	1,998,436
Calavo Growers, Inc.	41,159	892,739
Cal-Maine Foods, Inc.(c)	70,255	3,366,620
Central Garden & Pet Co.(b)(c)	43,429	1,762,349
Central Garden & Pet Co., Class A(b)	46,714	1,694,784
Chefs’ Warehouse, Inc. (The)(b)(c)	122,581	3,297,429
e.l.f. Beauty, Inc.(b)	5,381	635,442
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Edgewell Personal Care Co.	64,873	$2,258,229
Energizer Holdings, Inc.	93,725	2,890,479
Fresh Del Monte Produce, Inc.	193,583	4,413,692
Hain Celestial Group, Inc. (The)(b)(c)	206,547	2,183,202
Inter Parfums, Inc.	10,236	1,281,138
J&J Snack Foods Corp.	10,081	1,658,829
John B. Sanfilippo & Son, Inc.	10,519	968,169
Medifast, Inc.(c)	18,494	1,227,632
MGP Ingredients, Inc.	7,752	662,408
National Beverage Corp.(b)(c)	28,415	1,350,849
Nu Skin Enterprises, Inc., Class A	99,448	1,692,605
PriceSmart, Inc.	65,221	4,395,243
Simply Good Foods Co. (The)(b)(c)	41,095	1,592,020
SpartanNash Co.	516,877	11,459,163
Tootsie Roll Industries, Inc.(c)	26,079	862,954
TreeHouse Foods, Inc.(b)	89,748	3,653,641
United Natural Foods, Inc.(b)(c)	1,831,355	26,646,215
Universal Corp.	63,597	3,577,967
USANA Health Sciences, Inc.(b)	17,765	839,574
Vector Group Ltd.	156,926	1,680,677
WD-40 Co.(c)	2,792	675,329
		108,242,120
Energy-9.23%
Archrock, Inc.	79,993	1,159,099
Bristow Group, Inc.(b)	52,622	1,355,017
California Resources Corp.	62,907	3,221,467
Callon Petroleum Co.(b)(c)	76,097	2,379,553
Comstock Resources, Inc.	265,466	2,620,149
CONSOL Energy, Inc.	32,280	3,443,308
Core Laboratories, Inc.(c)	21,687	384,077
CVR Energy, Inc.(c)	299,882	9,527,251
Dorian LPG Ltd.(c)	16,643	704,997
Dril-Quip, Inc.(b)(c)	13,712	304,681
Green Plains, Inc.(b)(c)	119,632	2,976,444
Helix Energy Solutions Group, Inc.(b)	112,395	1,047,521
Helmerich & Payne, Inc.	73,307	2,655,913
Liberty Energy, Inc., Class A	305,673	6,067,609
Nabors Industries Ltd.(b)(c)	26,669	2,315,403
Northern Oil and Gas, Inc.(c)	48,194	1,803,419
Oceaneering International, Inc.(b)	99,103	2,047,468
Oil States International, Inc.(b)	99,970	688,793
Par Pacific Holdings, Inc.(b)	223,991	7,676,172
Patterson-UTI Energy, Inc.	231,468	2,710,490
ProPetro Holding Corp.(b)	174,509	1,589,777
REX American Resources Corp.(b)	23,404	1,147,264
RPC, Inc.(c)	244,330	1,771,392
SM Energy Co.	71,644	2,683,068
Talos Energy, Inc.(b)	93,522	1,301,826
US Silica Holdings, Inc.(b)	143,072	1,613,852
Vital Energy, Inc.(b)(c)	28,426	1,274,622
World Kinect Corp.(c)	2,669,642	56,169,268
		122,639,900
Financials-11.28%
Ambac Financial Group, Inc.(b)	25,475	375,756
American Equity Investment Life Holding Co.(b)	43,495	2,399,184
Ameris Bancorp	37,225	1,585,040
AMERISAFE, Inc.	6,543	315,111
Apollo Commercial Real Estate Finance, Inc.(c)	75,004	808,543
Arbor Realty Trust, Inc.(c)	107,829	1,345,706
	Shares	Value
Financials-(continued)
Artisan Partners Asset Management, Inc., Class A	27,921	$1,051,226
Assured Guaranty Ltd.	14,528	986,596
Atlantic Union Bankshares Corp.(c)	33,910	1,036,629
Axos Financial, Inc.(b)(c)	32,643	1,249,248
B. Riley Financial, Inc.(c)	34,535	635,444
Banc of California, Inc.(c)	38,876	449,407
BancFirst Corp.	8,890	770,141
Bancorp, Inc. (The)(b)(c)	16,592	647,254
Bank of Hawaii Corp.	19,270	1,119,009
BankUnited, Inc.	78,316	2,160,738
Banner Corp.	17,678	797,985
Berkshire Hills Bancorp, Inc.	30,844	645,565
Blackstone Mortgage Trust, Inc., Class A(c)	88,080	1,953,614
Bread Financial Holdings, Inc.(c)	149,661	4,205,474
Brightsphere Investment Group, Inc.	21,677	378,264
Brookline Bancorp, Inc.	59,792	569,818
Capitol Federal Financial, Inc.(c)	73,541	396,386
Cathay General Bancorp	33,776	1,238,904
Central Pacific Financial Corp.	20,174	354,457
City Holding Co.(c)	3,773	363,227
Community Bank System, Inc.	17,042	755,983
Customers Bancorp, Inc.(b)(c)	37,939	1,709,911
CVB Financial Corp.(c)	39,191	700,735
Dime Community Bancshares, Inc.(c)	30,111	605,231
Donnelley Financial Solutions, Inc.(b)	18,091	1,067,731
Eagle Bancorp, Inc.(c)	25,796	612,397
Ellington Financial, Inc.(c)	26,024	338,312
Employers Holdings, Inc.	23,836	913,157
Encore Capital Group, Inc.(b)(c)	28,078	1,257,894
Enova International, Inc.(b)	43,130	1,776,956
EVERTEC, Inc.	18,416	680,840
EZCORP, Inc., Class A(b)(c)	135,778	1,113,380
FB Financial Corp.(c)	26,152	877,661
First Bancorp	87,278	1,309,170
First Bancorp(c)	18,894	592,138
First Commonwealth Financial Corp.	46,013	615,194
First Financial Bancorp	52,757	1,066,219
First Hawaiian, Inc.	60,614	1,191,065
Franklin BSP Realty Trust, Inc.(c)	33,091	432,830
Fulton Financial Corp.(c)	115,407	1,642,242
Genworth Financial, Inc., Class A(b)	1,503,785	8,857,294
Goosehead Insurance, Inc., Class A(b)(c)	3,684	269,964
Green Dot Corp., Class A(b)	119,537	958,687
Hanmi Financial Corp.	23,692	394,235
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	11,771	284,976
HCI Group, Inc.	10,409	882,371
Heritage Financial Corp.	19,024	339,008
Hilltop Holdings, Inc.	53,110	1,564,089
Hope Bancorp, Inc.	112,675	1,104,215
Horace Mann Educators Corp.	54,932	1,838,025
Independent Bank Corp.	17,319	987,529
Independent Bank Group, Inc.(c)	23,690	916,329
Invesco Mortgage Capital, Inc.(c)(f)	9,305	74,533
Jackson Financial, Inc., Class A	99,125	4,731,236
James River Group Holdings Ltd.	68,259	612,966
KKR Real Estate Finance Trust, Inc.(c)	51,731	649,741
Lakeland Financial Corp.(c)	7,468	414,847
Lincoln National Corp.	755,049	17,955,065
Mercury General Corp.	168,010	6,258,372
Moelis & Co., Class A(c)	18,854	894,622

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Mr. Cooper Group, Inc.(b)(c)	34,710	$2,100,649
National Bank Holdings Corp., Class A	17,085	563,976
Navient Corp.	298,803	5,118,495
NBT Bancorp, Inc.	19,303	685,836
New York Mortgage Trust, Inc.(c)	51,821	455,507
NMI Holdings, Inc., Class A(b)	20,911	575,052
Northfield Bancorp, Inc.	22,022	210,090
Northwest Bancshares, Inc.(c)	64,920	723,209
OFG Bancorp	26,088	875,513
Pacific Premier Bancorp, Inc.	46,219	1,040,852
Palomar Holdings, Inc.(b)(c)	7,460	436,485
Park National Corp.(c)	6,064	673,104
Pathward Financial, Inc.	14,773	732,593
Payoneer Global, Inc.(b)(c)	130,645	676,741
PennyMac Mortgage Investment Trust(c)	82,900	1,163,916
Piper Sandler Cos.	10,375	1,605,324
PRA Group, Inc.(b)	47,257	875,672
Preferred Bank(c)	7,131	439,484
ProAssurance Corp.	69,963	865,442
PROG Holdings, Inc.(b)	81,300	2,216,238
Provident Financial Services, Inc.	43,880	667,854
Radian Group, Inc.	51,977	1,336,329
Ready Capital Corp.(c)	108,540	1,109,279
Redwood Trust, Inc.(c)	105,907	752,999
Renasant Corp.	34,102	928,938
S&T Bancorp, Inc.	19,129	535,421
Safety Insurance Group, Inc.	14,307	1,100,638
Seacoast Banking Corp. of Florida(c)	29,872	694,225
ServisFirst Bancshares, Inc.	15,002	767,502
Simmons First National Corp., Class A	79,668	1,273,891
SiriusPoint Ltd. (Bermuda)(b)(c)	273,454	2,920,489
Southside Bancshares, Inc.	13,290	364,545
Stellar Bancorp, Inc.(c)	24,581	586,503
Stewart Information Services Corp.(c)	61,271	2,895,055
StoneX Group, Inc.(b)	32,460	1,984,280
Tompkins Financial Corp.(c)	7,455	394,891
Triumph Financial, Inc.(b)(c)	7,809	529,997
Trupanion, Inc.(b)(c)	38,378	987,082
TrustCo Bank Corp.	9,082	243,761
Trustmark Corp.	47,243	1,082,337
Two Harbors Investment Corp.(c)	36,727	509,036
United Community Banks, Inc.(c)	49,152	1,211,597
United Fire Group, Inc.	61,497	1,284,672
Veritex Holdings, Inc.(c)	41,673	797,621
Virtus Investment Partners, Inc.	4,462	872,856
WaFd, Inc.	41,947	1,121,243
Walker & Dunlop, Inc.(c)	15,362	1,290,715
Westamerica Bancorporation	7,840	397,566
WisdomTree, Inc.(c)	48,043	312,760
World Acceptance Corp.(b)(c)	4,910	547,219
WSFS Financial Corp.	32,513	1,254,026
		149,875,381
Health Care-6.71%
AdaptHealth Corp.(b)(c)	322,451	2,734,384
Addus HomeCare Corp.(b)	12,985	1,132,292
Agiliti, Inc.(b)(c)	155,917	1,256,691
AMN Healthcare Services, Inc.(b)(c)	57,056	3,868,397
Amphastar Pharmaceuticals, Inc.(b)(c)	11,822	665,815
ANI Pharmaceuticals, Inc.(b)	7,096	353,452
Apollo Medical Holdings, Inc.(b)(c)	44,538	1,479,998
Arcus Biosciences, Inc.(b)(c)	6,225	93,749
Artivion, Inc.(b)(c)	23,085	409,528
	Shares	Value
Health Care-(continued)
Avanos Medical, Inc.(b)	42,510	$916,090
Avid Bioservices, Inc.(b)(c)	15,083	76,772
BioLife Solutions, Inc.(b)(c)	13,340	165,016
Catalyst Pharmaceuticals, Inc.(b)(c)	26,017	375,425
Certara, Inc.(b)(c)	26,028	375,063
Collegium Pharmaceutical, Inc.(b)(c)	24,716	633,471
Community Health Systems, Inc.(b)(c)	4,418,352	11,355,165
CONMED Corp.(c)	11,426	1,225,667
Corcept Therapeutics, Inc.(b)(c)	14,232	362,489
CorVel Corp.(b)(c)	3,942	823,326
Cross Country Healthcare, Inc.(b)(c)	111,971	2,269,652
Cytek Biosciences, Inc.(b)(c)	27,994	194,278
Cytokinetics, Inc.(b)(c)	297	9,944
Dynavax Technologies Corp.(b)(c)	37,476	513,421
Embecta Corp.	76,456	1,402,203
Enhabit, Inc.(b)(c)	93,771	999,599
Ensign Group, Inc. (The)	38,800	4,154,316
Fortrea Holdings, Inc.(b)(c)	135,111	3,977,668
Fulgent Genetics, Inc.(b)(c)	10,930	301,449
Glaukos Corp.(b)(c)	4,355	278,241
Harmony Biosciences Holdings, Inc.(b)(c)	14,334	416,546
HealthStream, Inc.	14,283	357,075
Innoviva, Inc.(b)(c)	26,371	365,238
Integer Holdings Corp.(b)(c)	20,790	1,813,304
Ironwood Pharmaceuticals, Inc.(b)	56,712	561,449
LeMaitre Vascular, Inc.	3,417	180,076
Ligand Pharmaceuticals, Inc.(b)(c)	3,188	185,892
Merit Medical Systems, Inc.(b)	21,057	1,506,839
Mesa Laboratories, Inc.	1,922	164,081
ModivCare, Inc.(b)(c)	104,245	3,936,291
Myriad Genetics, Inc.(b)(c)	47,830	913,075
NeoGenomics, Inc.(b)(c)	44,413	806,984
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(g)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(g)	785	0
Omnicell, Inc.(b)	25,197	840,572
OraSure Technologies, Inc.(b)	86,976	636,664
Orthofix Medical, Inc.(b)	35,668	394,131
Owens & Minor, Inc.(b)(c)	678,470	13,487,984
Pacira BioSciences, Inc.(b)	21,705	592,112
Pediatrix Medical Group, Inc.(b)(c)	173,177	1,451,223
Phibro Animal Health Corp., Class A	85,184	816,915
Premier, Inc., Class A	66,057	1,360,114
Prestige Consumer Healthcare, Inc.(b)	22,776	1,306,204
Privia Health Group, Inc.(b)(c)	66,536	1,374,634
RadNet, Inc.(b)	56,797	1,887,364
REGENXBIO, Inc.(b)(c)	6,179	120,614
Schrodinger, Inc.(b)(c)	6,253	194,406
Select Medical Holdings Corp.	269,221	6,084,395
Simulations Plus, Inc.(c)	1,433	56,174
STAAR Surgical Co.(b)(c)	7,630	239,277
Supernus Pharmaceuticals, Inc.(b)(c)	22,670	617,758
Tandem Diabetes Care, Inc.(b)(c)	36,818	745,196
UFP Technologies, Inc.(b)(c)	2,579	429,300
US Physical Therapy, Inc.(c)	6,834	581,095
Varex Imaging Corp.(b)(c)	51,442	969,682
Veradigm, Inc.(b)(c)	54,382	624,305
Vericel Corp.(b)	5,985	212,707
Vir Biotechnology, Inc.(b)(c)	48,863	463,710
Xencor, Inc.(b)	5,865	107,564
		89,204,511

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-18.20%
3D Systems Corp.(b)(c)	106,876	$570,718
AAON, Inc.	17,491	1,094,937
AAR Corp.(b)	38,055	2,637,211
ABM Industries, Inc.	226,674	9,291,367
AeroVironment, Inc.(b)	5,187	713,783
Alamo Group, Inc.	10,702	1,965,957
Albany International Corp., Class A	13,610	1,168,010
Allegiant Travel Co.(c)	32,997	2,259,965
American Woodmark Corp.(b)	28,660	2,074,984
Apogee Enterprises, Inc.	33,105	1,493,036
Applied Industrial Technologies, Inc.	31,237	5,000,107
ArcBest Corp.	55,002	6,555,688
Arcosa, Inc.	33,046	2,452,013
Astec Industries, Inc.	30,496	948,121
AZZ, Inc.(c)	36,440	1,791,755
Barnes Group, Inc.	39,038	1,029,822
Boise Cascade Co.	77,765	8,499,714
Brady Corp., Class A	27,034	1,521,203
Comfort Systems USA, Inc.	28,063	5,432,436
CoreCivic, Inc.(b)(c)	207,821	3,007,170
CSG Systems International, Inc.	23,646	1,163,147
Deluxe Corp.	127,061	2,323,946
DXP Enterprises, Inc.(b)	50,830	1,488,302
Dycom Industries, Inc.(b)	46,546	4,834,733
Encore Wire Corp.(c)	18,370	3,385,591
Enerpac Tool Group Corp.	24,318	663,881
Enpro, Inc.	9,790	1,257,330
Enviri Corp.(b)	297,025	1,752,448
ESCO Technologies, Inc.	10,244	1,075,415
Federal Signal Corp.	31,075	2,142,310
Forrester Research, Inc.(b)	19,203	464,329
Forward Air Corp.	29,248	1,858,125
Franklin Electric Co., Inc.	24,985	2,223,665
GEO Group, Inc. (The)(b)(c)	390,139	3,959,911
Gibraltar Industries, Inc.(b)	21,717	1,459,165
GMS, Inc.(b)	92,502	6,256,835
Granite Construction, Inc.	92,440	4,247,618
Greenbrier Cos., Inc. (The)	112,049	4,225,368
Griffon Corp.	76,262	3,548,471
Healthcare Services Group, Inc.	170,288	1,653,496
Heartland Express, Inc.	91,274	1,224,897
Heidrick & Struggles International, Inc.	45,464	1,235,712
Hillenbrand, Inc.	72,680	2,815,623
HNI Corp.	79,557	3,108,292
Hub Group, Inc., Class A(b)	70,129	5,298,246
Insteel Industries, Inc.	22,801	775,690
Interface, Inc.	152,918	1,546,001
JetBlue Airways Corp.(b)(c)	2,147,359	9,491,327
John Bean Technologies Corp.	22,089	2,281,794
Kaman Corp.	40,741	825,820
Kelly Services, Inc., Class A	301,851	6,275,482
Kennametal, Inc.(c)	89,485	2,085,895
Korn Ferry	65,853	3,407,234
Lindsay Corp.	6,344	756,903
Liquidity Services, Inc.(b)	20,193	386,898
Marten Transport Ltd.	66,309	1,249,925
MasterBrand, Inc.(b)	276,818	3,714,898
Matson, Inc.	45,059	4,315,300
Matthews International Corp., Class A	53,365	1,822,415
Mercury Systems, Inc.(b)(c)	29,352	1,006,480
MillerKnoll, Inc.	270,314	6,974,101
Moog, Inc., Class A	31,620	4,427,116
	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	114,888	$4,771,299
MYR Group, Inc.(b)	27,434	3,413,338
National Presto Industries, Inc.	5,201	388,619
NOW, Inc.(b)	224,734	2,240,598
NV5 Global, Inc.(b)(c)	9,063	881,649
OPENLANE, Inc.(b)(c)	116,407	1,701,870
PGT Innovations, Inc.(b)	62,769	2,020,534
Pitney Bowes, Inc.(c)	1,309,881	5,291,919
Powell Industries, Inc.	8,556	711,517
Proto Labs, Inc.(b)	18,983	687,185
Quanex Building Products Corp.	46,620	1,435,430
Resideo Technologies, Inc.(b)	441,295	7,250,477
Resources Connection, Inc.	57,720	784,992
RXO, Inc.(b)(c)	268,400	5,625,664
SkyWest, Inc.(b)	76,648	3,623,917
SPX Technologies, Inc.(b)(c)	23,296	1,987,382
Standex International Corp.	5,612	750,998
Sun Country Airlines Holdings, Inc.(b)(c)	74,240	1,126,963
SunPower Corp.(b)(c)	319,436	1,325,659
Tennant Co.	17,217	1,474,120
Titan International, Inc.(b)	206,605	2,700,327
Trinity Industries, Inc.	117,701	2,937,817
Triumph Group, Inc.(b)	175,958	1,968,970
TrueBlue, Inc.(b)	162,653	2,267,383
TTEC Holdings, Inc.	102,296	1,914,981
UniFirst Corp.	13,942	2,406,389
Verra Mobility Corp., Class A(b)(c)	48,329	970,446
Viad Corp.(b)	50,732	1,689,376
Wabash National Corp.(c)	138,040	3,025,837
		241,893,788
Information Technology-7.14%
A10 Networks, Inc.	20,367	254,384
Adeia, Inc.	60,284	554,010
ADTRAN Holdings, Inc.(c)	181,782	950,720
Advanced Energy Industries, Inc.	19,547	1,857,942
Agilysys, Inc.(b)	3,201	275,574
Alarm.com Holdings, Inc.(b)	15,992	871,244
Alpha & Omega Semiconductor Ltd.(b)(c)	25,740	550,579
Arlo Technologies, Inc.(b)(c)	49,774	452,446
Axcelis Technologies, Inc.(b)(c)	6,352	789,427
Badger Meter, Inc.	4,283	631,186
Benchmark Electronics, Inc.	138,426	3,453,729
Cerence, Inc.(b)(c)	12,774	220,862
CEVA, Inc.(b)(c)	5,829	126,839
Clearfield, Inc.(b)(c)	10,218	259,946
Cohu, Inc.(b)	23,136	734,105
Consensus Cloud Solutions, Inc.(b)(c)	15,123	278,566
Corsair Gaming, Inc.(b)(c)	99,983	1,290,780
CTS Corp.(c)	15,581	603,764
Digi International, Inc.(b)(c)	15,203	357,879
Digital Turbine, Inc.(b)(c)	91,854	427,121
Diodes, Inc.(b)	27,545	1,829,539
DoubleVerify Holdings, Inc.(b)(c)	17,762	589,698
ePlus, Inc.(b)	37,097	2,354,918
Extreme Networks, Inc.(b)	56,062	904,841
Fabrinet (Thailand)(b)	19,688	3,187,487
FormFactor, Inc.(b)(c)	22,143	832,134
Harmonic, Inc.(b)(c)	68,147	753,706
Ichor Holdings Ltd.(b)(c)	36,356	949,982
Insight Enterprises, Inc.(b)(c)	71,447	10,818,505
InterDigital, Inc.	7,244	723,820
Itron, Inc.(b)(c)	33,743	2,273,603

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Knowles Corp.(b)(c)	52,389	$831,413
Kulicke & Soffa Industries, Inc. (Singapore)(c)	18,273	941,425
LiveRamp Holdings, Inc.(b)	21,982	728,923
MaxLinear, Inc.(b)	48,030	899,602
Methode Electronics, Inc.	57,780	1,371,119
N-able, Inc.(b)	32,191	383,395
NetScout Systems, Inc.(b)	36,659	736,113
OneSpan, Inc.(b)(c)	21,600	216,648
OSI Systems, Inc.(b)	11,704	1,442,986
PC Connection, Inc.	61,698	3,679,052
PDF Solutions, Inc.(b)	5,364	160,866
Perficient, Inc.(b)(c)	16,789	1,038,903
Photronics, Inc.(b)	47,638	1,006,591
Plexus Corp.(b)(c)	52,417	5,340,768
Progress Software Corp.	12,208	657,523
Rambus, Inc.(b)	9,303	629,534
Rogers Corp.(b)	7,869	1,018,249
Sanmina Corp.(b)(c)	192,398	9,641,064
ScanSource, Inc.(b)	139,982	4,679,598
Semtech Corp.(b)(c)	35,767	585,506
SiTime Corp.(b)(c)	1,904	210,582
SMART Global Holdings, Inc.(b)(c)	77,136	1,285,086
SPS Commerce, Inc.(b)(c)	2,972	512,016
TTM Technologies, Inc.(b)	208,235	3,125,607
Ultra Clean Holdings, Inc.(b)(c)	75,374	2,045,650
Veeco Instruments, Inc.(b)(c)	24,874	709,655
Viasat, Inc.(b)(c)	127,563	2,608,663
Viavi Solutions, Inc.(b)(c)	123,536	998,171
Xerox Holdings Corp.(c)	477,045	6,673,860
Xperi, Inc.(b)	52,587	542,698
		94,860,602
Materials-5.38%
AdvanSix, Inc.	62,449	1,631,792
ATI, Inc.(b)(c)	104,438	4,590,050
Balchem Corp.(c)	7,812	974,313
Carpenter Technology Corp.	45,754	3,239,841
Century Aluminum Co.(b)(c)	367,520	2,888,707
Clearwater Paper Corp.(b)	66,120	2,318,828
Compass Minerals International, Inc.(c)	46,399	1,126,568
H.B. Fuller Co.	58,778	4,448,319
Hawkins, Inc.	16,713	1,026,847
Haynes International, Inc.	13,071	641,525
Ingevity Corp.(b)(c)	38,878	1,508,078
Innospec, Inc.	21,428	2,251,440
Kaiser Aluminum Corp.	47,254	2,763,414
Koppers Holdings, Inc.	64,089	2,894,900
Livent Corp.(b)(c)	49,904	686,679
Materion Corp.(c)	18,735	2,119,116
Mativ Holdings, Inc., Class A(c)	194,589	2,276,691
Mercer International, Inc. (Germany)(c)	289,454	2,772,969
Minerals Technologies, Inc.	43,455	2,722,021
Myers Industries, Inc.	53,217	937,684
O-I Glass, Inc.(b)	425,311	6,277,590
Olympic Steel, Inc.	54,159	3,061,608
Quaker Chemical Corp.	13,201	2,360,207
Sensient Technologies Corp.	25,542	1,479,903
Stepan Co.	37,496	3,096,045
SunCoke Energy, Inc.	255,993	2,383,295
Sylvamo Corp.(c)	104,186	5,238,472
	Shares	Value
Materials-(continued)
TimkenSteel Corp.(b)(c)	71,200	$1,446,784
Warrior Met Coal, Inc.	42,834	2,397,419
		71,561,105
Real Estate-3.61%
Acadia Realty Trust	24,017	363,137
Alexander & Baldwin, Inc.	17,462	292,489
American Assets Trust, Inc.	23,197	467,188
Anywhere Real Estate, Inc.(b)(c)	902,357	4,854,681
Apple Hospitality REIT, Inc.	91,242	1,521,004
Armada Hoffler Properties, Inc.	57,149	627,496
Brandywine Realty Trust	112,470	501,616
CareTrust REIT, Inc.	11,141	257,134
Centerspace	4,671	249,151
Chatham Lodging Trust	34,546	342,351
Community Healthcare Trust, Inc.	3,487	94,498
Cushman & Wakefield PLC(b)(c)	1,232,170	10,116,116
DiamondRock Hospitality Co.(c)	142,666	1,186,981
Douglas Emmett, Inc.(c)	80,729	986,508
Easterly Government Properties, Inc.(c)	24,715	288,177
Elme Communities	16,394	215,417
Essential Properties Realty Trust, Inc.	14,550	345,562
eXp World Holdings, Inc.(c)	256,083	3,101,165
Four Corners Property Trust, Inc.	10,399	239,073
Getty Realty Corp.	6,315	185,850
Global Net Lease, Inc.(c)	36,582	321,190
Highwoods Properties, Inc.(c)	39,166	742,196
Hudson Pacific Properties, Inc.(c)	155,606	913,407
Innovative Industrial Properties, Inc.(c)	3,630	296,426
JBG SMITH Properties, (Acquired 03/17/2023 - 11/28/2023; Cost $604,756)(c)(d)	42,225	579,327
Kennedy-Wilson Holdings, Inc.(c)	38,399	435,829
LTC Properties, Inc.	6,518	212,617
LXP Industrial Trust	37,958	333,271
Macerich Co. (The)(c)	80,540	923,794
Marcus & Millichap, Inc.(c)	30,651	1,054,701
NexPoint Residential Trust, Inc.(c)	8,332	253,709
Outfront Media, Inc.	184,188	2,252,619
Pebblebrook Hotel Trust(c)	108,566	1,384,216
Phillips Edison & Co., Inc.(c)	18,569	654,372
Retail Opportunity Investments Corp.(c)	26,017	334,839
RPT Realty	20,396	237,002
Safehold, Inc.(b)(c)	9,373	184,554
Saul Centers, Inc.	7,284	269,144
Service Properties Trust	270,048	1,930,843
SITE Centers Corp.	44,447	586,256
SL Green Realty Corp.	24,768	905,766
St. Joe Co. (The)	5,951	306,060
Summit Hotel Properties, Inc.	135,168	846,152
Sunstone Hotel Investors, Inc.(c)	122,204	1,207,376
Tanger, Inc.(c)	20,970	523,411
Uniti Group, Inc.(c)	333,984	1,846,932
Universal Health Realty Income Trust	2,235	89,109
Urban Edge Properties(c)	26,457	443,155
Veris Residential, Inc.	19,072	276,353
Whitestone REIT	15,913	174,406
Xenia Hotels & Resorts, Inc.(c)	95,197	1,162,355
		47,916,981
Utilities-0.64%
American States Water Co.	7,682	613,792
Avista Corp.	57,807	1,962,548

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
California Water Service Group	17,883	$904,343
Chesapeake Utilities Corp.	6,798	649,889
Middlesex Water Co.	2,501	159,814
Northwest Natural Holding Co.	33,191	1,215,454
Otter Tail Corp.(c)	20,169	1,539,096
SJW Group	11,171	733,265
Unitil Corp.	14,081	682,647
		8,460,848
Total Common Stocks & Other Equity Interests (Cost $1,315,353,873)		1,327,205,999
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(f)(h) (Cost $1,063,260)	1,063,260	1,063,260
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,316,417,133)		1,328,269,259
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.87%
Invesco Private Government Fund, 5.32%(f)(h)(i)	93,133,875	$93,133,875
Invesco Private Prime Fund, 5.55%(f)(h)(i)	237,251,785	237,346,686
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $330,423,412)		330,480,561
TOTAL INVESTMENTS IN SECURITIES-124.82% (Cost $1,646,840,545)		1,658,749,820
OTHER ASSETS LESS LIABILITIES-(24.82)%		(329,859,194)
NET ASSETS-100.00%		$1,328,890,626

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Restricted security. The aggregate value of these securities at November 30, 2023 was $1,708,507, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$102,085	$(617)	$(26,971)	$36	$74,533	$3,671
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	171,572	9,719,392	(8,827,704)	-	-	1,063,260	8,369
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	93,020,521	103,960,490	(103,847,136)	-	-	93,133,875	1,272,005*
Invesco Private Prime Fund	242,598,879	255,819,914	(261,170,799)	57,064	41,628	237,346,686	3,420,580*
Total	$335,790,972	$369,601,881	$(373,846,256)	$30,093	$41,664	$331,618,354	$4,704,625

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2023
(Unaudited)
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-5.79%
Paramount Global, Class B(b)	2,833,204	$40,713,142
Consumer Discretionary-12.86%
Best Buy Co., Inc.	464,602	32,958,866
Ford Motor Co.	2,773,125	28,452,263
Hasbro, Inc.(b)	117,108	5,434,982
Travel + Leisure Co.	126,949	4,524,462
Whirlpool Corp.(b)	174,422	18,994,556
		90,365,129
Consumer Staples-9.56%
Kraft Heinz Co. (The)	988,836	34,718,032
Philip Morris International, Inc.	347,804	32,470,981
		67,189,013
Energy-0.16%
DT Midstream, Inc.(b)	19,730	1,130,332
Financials-40.05%
Ally Financial, Inc.	775,816	22,669,343
Associated Banc-Corp	155,900	2,765,666
Cadence Bank(b)	136,879	3,428,819
Citigroup, Inc.	811,385	37,404,848
Citizens Financial Group, Inc.	586,331	15,989,246
Columbia Banking System, Inc.	136,876	3,070,129
Fifth Third Bancorp	604,250	17,493,037
Franklin Resources, Inc.	401,370	9,953,976
Huntington Bancshares, Inc.	1,257,529	14,159,777
Invesco Ltd.(c)	515,760	7,359,895
PNC Financial Services Group, Inc. (The)	283,866	38,026,689
Prudential Financial, Inc.	351,242	34,344,443
Regions Financial Corp.	732,245	12,213,847
Synovus Financial Corp.(b)	152,367	4,691,380
T. Rowe Price Group, Inc.	75,515	7,561,317
U.S. Bancorp	1,006,374	38,362,977
United Bankshares, Inc.	59,815	1,980,475
Valley National Bancorp(b)	434,198	3,951,202
Zions Bancorporation N.A.(b)	171,358	6,105,486
		281,532,552
Health Care-2.58%
Viatris, Inc.	1,973,990	18,121,228
Information Technology-1.41%
Seagate Technology Holdings PLC	125,474	9,924,993
Materials-7.10%
Amcor PLC	1,970,478	18,680,131
International Paper Co.	704,175	26,012,225
Scotts Miracle-Gro Co. (The)(b)	93,931	5,228,199
		49,920,555
Real Estate-8.05%
Agree Realty Corp.	10,212	604,653
Apartment Income REIT Corp.(b)	31,141	969,108
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.(b)	72,075	$1,551,054
COPT Defense Properties(b)	34,466	834,077
Cousins Properties, Inc.	50,516	1,036,588
Crown Castle, Inc.	92,866	10,891,325
CubeSmart(b)	35,076	1,394,622
Digital Realty Trust, Inc.	49,712	6,899,031
Equity Residential(b)	56,833	3,230,388
Extra Space Storage, Inc.	21,949	2,857,101
Federal Realty Investment Trust	14,588	1,394,467
Healthpeak Properties, Inc.	144,288	2,499,068
Iron Mountain, Inc.	101,595	6,517,319
Kimco Realty Corp.	121,438	2,346,182
Lamar Advertising Co., Class A(b)	28,934	2,930,725
NNN REIT, Inc.	25,954	1,054,251
Realty Income Corp.	86,069	4,644,283
STAG Industrial, Inc.	24,103	864,093
VICI Properties, Inc.	136,554	4,081,599
		56,599,934
Utilities-12.25%
ALLETE, Inc.	41,528	2,303,973
Dominion Energy, Inc.	508,127	23,038,478
Duke Energy Corp.	359,923	33,213,694
NorthWestern Energy Group, Inc.	36,686	1,845,673
OGE Energy Corp.	107,172	3,756,379
Pinnacle West Capital Corp.	70,724	5,300,057
Spire, Inc.	55,692	3,397,769
UGI Corp.	603,083	13,261,795
		86,117,818
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $725,315,053)		701,614,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.30%
Invesco Private Government Fund, 5.32%(c)(d)(e)	6,286,390	6,286,390
Invesco Private Prime Fund, 5.55%(c)(d)(e)	44,988,070	45,006,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,285,736)		51,292,455
TOTAL INVESTMENTS IN SECURITIES-107.11% (Cost $776,600,789)		752,907,151
OTHER ASSETS LESS LIABILITIES-(7.11)%		(49,947,632)
NET ASSETS-100.00%		$702,959,519
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$6,066,969	$2,255,561	$(534,206)	$(417,351)	$(11,078)	$7,359,895	$104,483
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	8,517,241	(8,517,241)	-	-	-	3,623
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,872,441	54,164,257	(58,750,308)	-	-	6,286,390	230,787*
Invesco Private Prime Fund	27,957,710	114,634,612	(97,600,587)	6,840	7,490	45,006,065	613,664*
Total	$44,897,120	$179,571,671	$(165,402,342)	$(410,511)	$(3,588)	$58,652,350	$952,557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,230,965,661	$-	$-	$2,230,965,661
Money Market Funds	-	48,347,346	-	48,347,346
Total Investments	$2,230,965,661	$48,347,346	$-	$2,279,313,007
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$566,163,914	$-	$-	$566,163,914
Money Market Funds	246,994	106,094,343	-	106,341,337
Total Investments	$566,410,908	$106,094,343	$-	$672,505,251
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,327,205,999	$-	$0	$1,327,205,999
Money Market Funds	1,063,260	330,480,561	-	331,543,821
Total Investments	$1,328,269,259	$330,480,561	$0	$1,658,749,820
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$701,614,696	$-	$-	$701,614,696
Money Market Funds	-	51,292,455	-	51,292,455
Total Investments	$701,614,696	$51,292,455	$-	$752,907,151